Schedule of investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accounting Policies [Abstract]
Equity method investments		¥ 141,492	¥ 193,062
Non-marketable equity investments		1,000,324	979,941
Investments	$ 163,278	¥ 1,141,816	¥ 1,173,003